Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 8. RELATED PARTY TRANSACTIONS

Due to a related party:

As of December 31, 2016 and 2015, the Company has related party payables of $163,361 and $228,978, respectively, due to Mr. Jianxin Lin who lend funds for the Company’s operations. The payables are unsecured, non-interest bearing and due on demand.

	As of December 31, 2016	As of December 31, 2015
Mr. Jianxin Lin	$163,361	$228,978

Transaction and balances from related parties:

For the year ended December 31, 2015, the Company recorded revenue from related parties of $421,105. The trade balance due from a related party is $153,998 as of December 31, 2015. The Company provides consulting services to these related parties in its normal course of business on the same terms as those provided to its unrelated clients.

Company Name	Due from related party as of December 31, 2015
Xiamen Luye Trading Co., Ltd	$153,998

Revenue Amount
Year ended
Company Name	December 31, 2015

Xiamen Luye Trading Co., Ltd	$230,910
Xiamen Beiruichen Trading Co., Ltd	190,195
Total	$421,105

Related parties of the Company represented entities that are directly or indirectly owned by directors and officers of the Company or in which the directors and officers of the Company has significant influence.